Income Tax - Summary of Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Current income tax
In respect of the current year	$ 14,533,570	$ 523,921	$ 6,807,882	$ 5,002,954
Income tax on unappropriated earnings	3,684,138	132,810	680,649	19,115
Changes in estimate for prior years	(129,152)	(4,656)	(472,512)	(352,579)
Current income tax	18,088,556	652,075	7,016,019	4,669,490
Deferred income tax
In respect of the current year	(95,906)	(3,457)	212,338	563,512
Changes in tax rates	18,337	660		54,072
Changes in estimate for prior years	16,625	600	(103,021)	(213,758)
Effect of foreign currency exchange differences	(83,840)	(3,022)	(8,438)	(62,070)
Deferred income tax	(144,784)	(5,219)	100,879	341,756
Income tax expense recognized in profit or loss	$ 17,943,772	$ 646,856	$ 7,116,898	$ 5,011,246